Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Projected benefit obligation at start of year	$ 575	$ 1,015	$ 981
Surplus/deficit	575	1,015	981
Opening balance sheet asset/provision (funded status)	575	1,015	981
Reconciliation of benefit obligation during the year
Net Service cost	43	71	72
Interest expense	4	3	7
Net benefits paid to participants	(24)	(116)	(30)
Actuarial losses/(gains)	(170)	(141)	(106)
Curtailment & Settlement	0	(187)	0
Currency translation adjustment	(32)	(70)	91
Defined benefit obligation - funded plans	396	575	1,015
Reconcilation to balance sheet end of year
Surplus/deficit	396	575	1,015
Closing balance sheet asset/provision (funded status)	396	575	1,015
Amounts recognized in accumulated OCI
Net loss (gain)	(364)	(205)	(68)
Deficit	(364)	(205)	(68)
Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	$ 52	$ 51